BASIC AND DILUTED NET INCOME (LOSS) PER SHARE (Schedule of Diluted Income per Share) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Numerator:
Net income (loss) available to shareholders of ordinary shares	$ (5,758)	$ 63,064	$ 47,072
Denominator:
Shares used in computing diluted net income (loss) per ordinary shares	38,628,770	38,890,108	37,065,727